ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
WACC
Disclosure Of Estimations of Fair Value [Line Items]
+100 bps	$ (637,556)	$ (637,463)
-100 bps	979,942	979,778
Growth rate
Disclosure Of Estimations of Fair Value [Line Items]
+100 bps	550,652	550,567
-100 bps	$ (387,750)	$ (387,696)